SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

ML Winton FuturesAccess LLC (the “Fund”), a FuturesAccessSM Program (the “FuturesAccess”) fund, was organized under the Delaware Limited Liability Company Act on May 17, 2004 and commenced trading activities on February 1, 2005. The Fund engages in the speculative trading of futures and forward contracts on a wide range of commodities. Winton Capital Management Limited (“Winton” or Trading Advisor) is the trading advisor of the Fund.  The Trading Advisor utilizes the Winton Diversified Program (the “Trading Program”) for the Fund.

Merrill Lynch Alternative Investments LLC (“MLAI” or “Sponsor”) is the sponsor and manager of the Fund. MLAI is an indirect wholly-owned subsidiary of Bank of America Corporation. Bank of America Corporation and its affiliates are referred to herein as “BAC”. Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) is currently the exclusive clearing broker for the Fund. The Sponsor may select other parties as clearing broker(s). Merrill Lynch International Bank, Ltd. (“MLIB”) is the primary foreign exchange (“F/X”) forward prime broker for the Fund. The Sponsor may select other parties as F/X or other over-the-counter (“OTC”) prime brokers, including Merrill Lynch International (“MLI”).MLPF&S, MLIB and MLI are BAC affiliates.

FuturesAccess is a group of managed futures funds sponsored by MLAI (“FuturesAccess Funds”).  FuturesAccess is exclusively available to investors that have investment accounts with Merrill Lynch Wealth Management, U.S. Trust and other divisions or affiliates of BAC.  FuturesAccess Funds currently are composed of direct-trading funds advised by a single trading advisor or funds of funds for which MLAI acts as the advisor and allocates capital among multiple trading advisors.  Although redemption terms vary among FuturesAccess Funds, FuturesAccess applies, with some exceptions, the same minimum investment amounts, fees and other operational criteria across all FuturesAccess Funds.  Each trading advisor participating in FuturesAccess employs different technical, fundamental, systematic and/or discretionary trading strategies.

As of December 31, 2013 the Fund offers ten Classes of Units:  Class A, Class C, Class I, Class D, Class DT, Class DS, Class M, Class F, Class F1and Class G. Each Class of Units is offered at the Net Asset Value per Unit.  The nine Classes of Units are subject to different Sponsor fees.

The Class M Units are for investors who are subscribing through a managed investment account program at MLPF&S and who satisfy other requirements as determined by the Sponsor from time to time.  Class DT is solely for investments made by Trend-Following Futures Fund L.P. and Class DS is solely for investments made by Systematic Momentum FuturesAccess LLC (formerly ML Systematic Momentum FuturesAccess LLC), which reflects interests by other funds within the FuturesAccess group.

On May 16, 2013 and June 1, 2013 the Fund opened Class F Units and Class F1 Units, respectively, at $1.00 per Unit. Class G is open for investment however, currently has no investors. Class F Units, Class F1 Units and Glass G Units (together, the “New Classes”) have been designed for certain high-net-worth and institutional investors that have a “total fund investment” of at least $20 million or an overall “total investment” of at least $60 million. The New Classes are generally subject to the same terms as the existing Class D Units, except as set forth below. Differences between the New Classes and Class D Units include different eligibility requirements, Management Fees, upfront sales commissions, ongoing selling agent compensation, and fee sharing with the Sponsor.

Interests in the Fund are not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other government authority.  Interests are not deposits or other obligations of, and are not guaranteed by, BAC or by any bank.  Interests are subject to investment risks, including the possible loss of the full amount invested.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates and such differences could be material. Certain prior year items have been reclassified to conform to the current year presentation.

Statement of Cash Flows

The Fund is not required to provide a Statement of Cash Flows.

Revenue Recognition

Commodity futures, options on futures and forward contract transactions are recorded on trade date. Open contracts are reflected in Net unrealized profit (loss) on open contracts in the Statements of Financial Condition as the difference between the original contract value and the market value (for those commodity interests for which market quotations are readily available) or at fair value.  The change in unrealized profit (loss) on open contracts from one period to the next is reflected in Change in unrealized under Trading profit (loss), net in the Statements of Operations.

Trading profit (loss) includes brokerage commission costs on commodity contracts.

Foreign Currency Transactions

The Fund’s functional currency is the U.S. dollar; however, it may transact business in U.S. dollars and in currencies other than the U.S. dollar.  Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect as of the dates of the Statements of Financial Condition.  Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the year.  Profits and losses, including adjustments, resulting from the translation to U.S. dollars are included in Trading profit (loss) in the Statements of Operations.

Equity in Commodity Trading Accounts

A portion of the assets maintained at MLPF&S is restricted cash required to meet maintenance margin requirements of the exchanges the Fund’s contracts are traded on and /or requirements greater than those of the exchanges as may be required by MLPF&S, in its sole discretion.

Operating Expenses and Selling Commissions

The Fund pays for all routine operating costs (including ongoing offering costs, administration, custody, transfer, exchange and redemption processing, legal, regulatory filing, tax, audit, escrow, accounting and printing fees and other expenses) incurred by the Fund.

Class A Units are subject to a sales commission paid to MLPF&S ranging from 1.0% to 2.5%.  Class D Units, Class I Units, Class G Units and Class F Units are subject to sales commissions paid to MLPF&S up to 0.5%.  The rate assessed to a given subscription is based upon the subscription amount. Sales commissions are directly deducted from subscription amounts.  Class C Units, Class DS Units, Class DT Units, Class M Units and Class F1 Units are not subject to any sales commissions.

Income Taxes

No provision for income taxes has been made in the accompanying financial statements as each Member is individually responsible for reporting income or loss based on such Member’s share of the Fund’s income and expenses as reported for income tax purposes.

The Fund follows the Accounting Standards Codification (“ASC”) guidance on accounting for uncertainty in income taxes.  This guidance provides how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  This guidance also requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s financial statements to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority.  Tax positions with respect to tax at the Fund level not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year.  A prospective investor should be aware that, among other things, income taxes could have a material adverse effect on the periodic calculations of the net asset value of the Fund, including reducing the net asset value of the Fund to reflect reserves for income taxes, such as foreign withholding taxes, that may be payable by the Fund. This could cause benefits or detriments to certain investors, depending upon the timing of their entry and exit from the Fund. MLAI has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements. The following is the major tax jurisdiction for the Fund and the earliest tax year subject to examination: United States — 2010.

Distributions

Each Member is entitled to receive, equally per Unit, any distributions which may be made by the Fund.  No such distributions have been declared for the years ended December 31, 2013, 2012 and 2011.

Subscriptions

The Fund generally offers Units for investment as of the 1st and 16th calendar day of each month (each a “Subscription Date”) at the net asset value per Unit of their respective Classes, although MLAI may in its discretion, discontinue subscriptions at any time. Investors must submit their executed Signature Pages on or before the “Subscription/Redemption Notice Date,” which is eight business days prior to the 1st and 16th of every month.  Investors’ subscriptions will be used to purchase a number of Units, including fractional Units, with an aggregate net asset value equal to the dollar amount invested.

Redemptions and Exchanges

Investors in the Fund generally may redeem any or all of their Units at Net Asset Value, effective as of (i) the 15th calendar day of each month and/or (ii) the last calendar day of each month (each a “Redemption Date”), upon providing oral or written notice by the “Subscription/Redemption Notice Date,” which is eight business days prior to the 1st and 16th of every month.  MLAI, at any time in its discretion, may discontinue allowing redemptions as of the 15th calendar day of each month on a going forward basis.  Investors will remain exposed to fluctuations in Net Asset Value during the period between submission of their redemption request and the applicable Redemption Date.

An investor in the Fund can exchange their Units for Units of the same Class in other Program Funds as of the 1st and the 16th of each calendar month upon providing notice by the “Subscription/Redemption Notice Date”.  The minimum exchange amount is $10,000.

Redemption requests are accepted within the “Subscription/Redemption Notice Date”.  The Fund does not accept any redemption requests after the “Subscription/Redemption Notice Date”.  All redemption requests received after the “Subscription/Redemption Notice Date” will be processed for the following month.

Dissolution of the Fund

The Fund will dissolve if certain circumstances occur as set forth in the limited liability company operating agreement, which include:

(a)                    Bankruptcy, dissolution, withdrawal or other termination of the last remaining manager of the Fund.

(b)       Any event which would make unlawful the continued existence of the Fund.

(c)       Withdrawal of the Sponsor unless at such time there is at least one remaining manager.

(d)       The determination by the Sponsor to liquidate the Fund and wind up its affairs.